Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

9. Inventories

Inventories are comprised of Ameluz®, Xepi® and the BF-RhodoLED® finished products.

The provision related to BF-RhodoLED® devices was $0.1 million for the year ended December 31, 2022, and negligible for the year ended December 31, 2021. The provision for Xepi® inventory obsolescence was negligible for the year ended December 31, 2022 and $0.3 million for the year ended December 31, 2021. There was no provision relating to Ameluz in either year.